12. Other receivables (Details) - ARS ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
SummaryOfOtherReceivablesLineItems [Line Items]
Non-current other receivables		$ 26,028	$ 1,231,297
Current other receivables		289,688	369,691
Financial credit
SummaryOfOtherReceivablesLineItems [Line Items]
Non-current other receivables		2,213	46,873
Current other receivables		100,368	89,841
Related parties
SummaryOfOtherReceivablesLineItems [Line Items]
Non-current other receivables		3,895	7,168
Current other receivables		25,766	41,436
RDSA credit
SummaryOfOtherReceivablesLineItems [Line Items]
Non-current other receivables		2,125,890	1,177,256
Prepaid expenses
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables		15,204	8,168
Credit for real estate asset
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables		59,890	0
Advances to suppliers
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables		247	125,230
Security deposits
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables		24,937	25,672
Receivables from electric activities
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables		44,762	151,294
Judicial deposits
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables		68,616	46,872
Other
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables		15,246	38
Allowance for the impairment of other receivables
SummaryOfOtherReceivablesLineItems [Line Items]
Non-current other receivables	[1]	(2,125,890)	0
Current other receivables		$ (65,348)	$ (118,860)

[1]	The impairment charge was charged to finance costs, net of the receivable revaluation.